REVENUE (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue net of current portions		$ 2,500		$ 2,500
Revenue recognized		321	$ 239	690	$ 269
Research and development costs		848	$ 278	1,345	215
Deferred revenues, current		1,141		1,318	538
Deferred revenues, non current		$ 180		$ 306	$ 1,720
M S D Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-refundable upfront income	$ 2,500
Equity investment	5,000
Total transaction price	2,500
M S D Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Option exercise incurred	$ 347,500